Deferred Income Tax Assets and Liabilities - accumulated non-capital losses (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 CAD ($)
Bottom of range
Deferred Income Tax Assets and Liabilities
Expiration period for estimated accumulated non capital losses	2035
Top of range
Deferred Income Tax Assets and Liabilities
Expiration period for estimated accumulated non capital losses	2040
Canada
Deferred Income Tax Assets and Liabilities
Gross amount	$ 24,495
Amount for which no deferred income tax asset is recognized	23
U.S.A
Deferred Income Tax Assets and Liabilities
Gross amount	120
Amount for which no deferred income tax asset is recognized	$ 120
Expiration dates for estimated accumulated non capital losses	Indefinite
Germany
Deferred Income Tax Assets and Liabilities
Gross amount	$ 544
Amount for which no deferred income tax asset is recognized	$ 0
Expiration dates for estimated accumulated non capital losses	Indefinite
Malta
Deferred Income Tax Assets and Liabilities
Gross amount	$ 101,087
Amount for which no deferred income tax asset is recognized	$ 69,764
Expiration dates for estimated accumulated non capital losses	Indefinite
Africa
Deferred Income Tax Assets and Liabilities
Gross amount	$ 27,441
Amount for which no deferred income tax asset is recognized	$ 0
Expiration dates for estimated accumulated non capital losses	Indefinite